OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
OTHER CURRENT LIABILITIES (Tables)
Schedule of other current liabilities

	June 30,	December 31,
	2019	2018
	(unaudited)
Employee reimbursement payables	$114,825	$95,764
Rental payables	81,565	122,256
Construction related payables	277,545	328,441
Farmland lease payable	761,459	762,735
Others	209,814	199,623
Accrued expenses and other liabilities	$1,445,208	$1,508,819
Other taxes payables	$2,833,208	$2,231,903

	December 31,	December 31,
	2018	2017

Employee reimbursement payables	$95,764	$124,630
Rental payables	122,256	21,897
Construction related payables	328,441	236,102
Farmland lease payable (see Note 14)	762,735	-
Others	199,623	223,345
Accrued expenses and other liabilities	$1,508,819	$605,974
Other taxes payables	$2,231,903	$4,973,474